Consolidated Statements of Cash Flows (Parenthetical) - 12 months ended Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Statement of Cash Flows [Abstract]
Income Tax Paid, Federal, before Refund Received	¥ 747	$ 107
Income Tax Paid, Foreign, before Refund Received	¥ 21	$ 3